Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity
8.	Stockholders’ Equity

Common Stock

The Company has authorized 300,000,000 shares of common stock, par value $0.001 per share. As of December 31, 2015 and 2014 there were 39,833,023 and 29,279,522 shares of common stock issued and outstanding, respectively. As a result of the Acquisition, the equity structure of Pieris GmbH was retroactively adjusted using the exchange ratio established pursuant to the Acquisition Agreement to reflect the number of shares of the Company issued in the Acquisition.

Each share of the Company’s common stock is entitled to one vote and all shares rank equally as to voting and other matters.

Dividends may be declared and paid on the common stock from funds legally available therefor, if, as and when determined by the Board of Directors.

Preferred Stock

The Company has authorized 10,000,000 shares of “blank check” preferred stock, par value $0.001 per share. There were no shares of preferred stock issued and outstanding during each of the years ended December 2015 and 2014. Shares of preferred stock may be issued in one or more series at such time or times and for such consideration as the Board of Directors may determine.

2014 Series C Financing

During the fourth quarter of 2014 and prior to the Acquisition, the Company completed a financing round and issued the equivalent of 10,671,037 shares of common stock. This financing included an issuance of the equivalent of 5,662,167 shares of common stock for aggregate cash proceeds of $7.4 million. Additionally, outstanding principal and interest related to the Bridge Loans of $4.4 million was converted into 5,008,870 shares of common stock.

Acquisition

Immediately following the closing of the Acquisition in December 2014, the Company´s outstanding shares of common stock (on a fully diluted basis) were as follows:

•	former holders of Pieris AG’s capital stock held an aggregate of 20,000,000 shares of the Company´s common stock;

•	holders of Marika Inc.’s common stock prior to the closing of the Acquisition hold an aggregate of 2,500,012 shares of the Company’s common stock;

•	3,200,000 shares of common stock were reserved for issuance under the 2014 Employee, Director and Consultant Equity Incentive Plan of Pieris Pharmaceuticals, Inc. (the “Pieris Plan”) As of December 31, 2014, options to purchase 2,519,500 shares of the Company´s common stock have been issued under the Pieris Plan to executive officers, directors, employees and consultants. As a result of such grants, 680,500 shares of the Company´s common stock are available for future issuance under the Pieris Plan.

Private Placement

On December 17, 2014, subsequent to the Acquisition, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain accredited investors (the “Investors”) providing for the issuance and sale to such Investors of an aggregate of 6,779,510 shares of the Company´s common stock in a private placement offering conducted through a series of closings occurring in December 2014, at a purchase price per share of $2.00 and for aggregate gross proceeds to the Company of $13.6 million (the “Private Placement”). After deducting for placement agent and other fees, the aggregate net proceeds from the Private Placement were $12.0 million. Northland Securities, Inc. and Katalyst Securities, LLC served as co-exclusive placement agents (the “Placement Agents”) for the Private Placement.

The Securities Purchase Agreement also contained certain anti-dilution provisions. Those anti-dilution provisions provided that if the Company issued and sold equity securities or equity-linked or related securities at a purchase price per share of lower than $2.00 within the 180-day period following December 17, 2014, each Investor in the Private Placement would be entitled to receive such number of additional shares of the Company´s common stock as they would have received had such lower purchase price per share been applicable in the Private Placement. The 180-day period has passed as of December 31, 2015 and no anti-dilution provisions were triggered.

At the closings of the Private Placement the Company issued to the Placement Agents and their designees, warrants (the Placement Warrants) to acquire up to 542,360 shares of its common stock at an exercise price of $2.00 per share. Each of the Placement Warrants is exercisable at any time at the option of the holder until the five-year anniversary of its date of issuance. For more information refer to Note 11Warrants.

Public Offering

On July 6, 2015 the Company closed a public offering of an aggregate of 9,090,909 shares of the Company´s common stock at a purchase price of $2.75 per share. All shares of common stock were offered by the Company. On July 24, 2015 the underwriters exercised their over-allotment option to purchase 1,211,827 additional shares of the Company’s common stock at the public offering price of $2.75, the sale of which closed on July 28, 2015.

Gross proceeds raised by the Company in the offering, including the exercise of the over-allotment option, were $28.3 million and net of equity issuance costs are $25.8 million. The Company intends to use the net proceeds from the offering to fund research and development, including preclinical and clinical research and development of its drug candidates, working capital and general corporate purposes.

As result of the Acquisition, the Private Placement, the Public Offering and the Consulting Shares (for more information on the Consulting Shares refer to Note 10 Consulting Shares) the Company has 39,833,023 shares of common stock issued and outstanding at December 31, 2015.